UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
July 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-98.1%

Aerospace & Defense-1.1%
8,700	Raytheon Co.	$1,494,399

Air Freight & Logistics-1.2%
8,000	FedEx Corp.	1,664,240

Airlines-1.2%
14,000	Delta Air Lines, Inc.	691,040
33,400	Japan Airlines Co., Ltd.	1,080,967
		1,772,007

Auto Components-2.5%
18,000	Delphi Automotive PLC	1,627,560
437,000	GKN PLC	1,853,698
		3,481,258

Banks-11.7%
229,536	Banco Bilbao Vizcaya Argentaria SA	2,078,967
78,000	Bank of America Corp.	1,881,360
10,500	BNP Paribas SA	815,029
24,500	Citigroup, Inc.	1,677,025
46,000	Citizens Financial Group, Inc.	1,613,680
19,200	Hana Financial Group, Inc.	875,028
390,000	Intesa Sanpaolo SpA	1,344,418
157,000	Mediobanca SpA	1,638,326
150,000	Mitsubishi UFJ Financial Group, Inc.	952,424
79,000	Regions Financial Corp.	1,153,400
13,300	The PNC Financial Services Group, Inc.	1,713,040
15,500	Wells Fargo & Co.	836,070
		16,578,767

Biotechnology-1.0%
8,500	Shire PLC-ADR	1,424,090

Building Products-0.6%
12,000	Fortune Brands Home & Security, Inc.	788,040

Capital Markets-4.7%
78,000	Ares Capital Corp.	1,278,420
37,500	Azimut Holding SpA	840,794
12,000	Deutsche Boerse AG	1,255,918
20,039	Electra Private Equity PLC	446,298
12,400	Evercore Partners, Inc.-Class A	975,260
45,700	OM Asset Management PLC	688,699
33,500	The Blackstone Group LP	1,120,575
		6,605,964

Chemicals-1.8%
52,500	Clariant AG	1,221,625
18,000	Symrise AG	1,262,097
		2,483,722

Communications Equipment-1.4%
33,300	Cisco Systems, Inc.	1,047,285
146,000	Nokia OYJ	929,852
		1,977,137

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
July 31, 2017 (Unaudited)

Construction & Engineering-3.1%
36,203	Bouygues SA	1,553,357
728,000	China Railway Construction Corp., Ltd.-Class H	961,868
87,200	Ferrovial SA	1,883,384
		4,398,609

Consumer Finance-1.2%
14,150	Discover Financial Services	862,301
29,000	Synchrony Financial	879,280
		1,741,581

Diversified Telecommunication Services-2.7%
34,000	BT Group PLC-SP ADR	710,260
73,500	Cellnex Telecom SAU (a)	1,653,177
25,000	Ei Towers SpA	1,530,062
		3,893,499

Electric Utilities-2.2%
114,500	Energisa SA	914,282
23,000	FirstEnergy Corp.	733,930
10,500	NextEra Energy, Inc.	1,533,945
		3,182,157

Electronic Equipment, Instruments & Components-1.0%
17,500	TE Connectivity, Ltd.	1,406,825

Energy Equipment & Services-1.3%
15,000	Baker Hughes a GE Co.	553,350
11,700	Helmerich & Payne, Inc.	592,254
10,000	Schlumberger, Ltd.	686,000
		1,831,604

Equity Real Estate Investment-4.1%
48,500	Colony NorthStar, Inc.-Class A	710,040
20,000	CyrusOne, Inc.	1,194,200
86,000	Dream Global Real Estate Investment Trust	708,418
1,350	LaSalle Logiport REIT	1,358,021
20,000	Starwood Waypoint Homes	699,200
18,750	The Geo Group, Inc.	550,312
85,220	Westfield Corp.	523,592
		5,743,783

Food & Staples Retailing-1.7%
15,000	Alimentation Couche-Tard, Inc.-Class B	711,289
20,400	CVS Health Corp.	1,630,572
		2,341,861

Food Products-3.7%
36,000	Mondelez International, Inc.-Class A	1,584,720
18,000	Nestle SA	1,520,865
101,000	Nomad Foods, Ltd. (b)	1,439,250
6,100	The J.M. Smucker Co.	743,590
		5,288,425

Health Care Equipment & Supplies-1.8%
15,600	Medtronic PLC	1,309,932
10,100	Zimmer Biomet Holdings, Inc.	1,225,332
		2,535,264

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
July 31, 2017 (Unaudited)

Health Care Providers & Services-3.4%
5,300	Aetna, Inc.	817,843
8,600	McKesson Corp.	1,392,082
5,300	UnitedHealth Group, Inc.	1,016,593
14,500	Universal Health Services, Inc.-Class B	1,607,035
		4,833,553

Hotels, Restaurants & Leisure-1.5%
32,500	Melco Resorts & Entertainment, Ltd.-ADR	656,500
43,300	MGM Resorts International	1,425,869
		2,082,369

Household Durables-3.1%
30,000	Lennar Corp.-Class A	1,573,200
27,000	Newell Brands, Inc.	1,423,440
7,700	Whirlpool Corp.	1,369,676
		4,366,316

Household Products-1.0%
47,300	Essity AB-Class B (b)	1,371,464

Independent Power and Renewable Electricity Producers-1.1%
40,800	NRG Yield, Inc.-Class A	743,784
33,000	Pattern Energy Group, Inc.	828,300
		1,572,084

Insurance-1.6%
7,500	Allianz SE	1,598,131
1,477	Fairfax Financial Holdings, Ltd.	703,422
		2,301,553

Internet Software & Services-0.6%
900	Alphabet, Inc.-Class C (b)	837,450

IT Services-1.5%
33,000	CSRA, Inc.	1,076,130
20,000	Leidos Holdings, Inc.	1,068,800
		2,144,930

Life Sciences Tools & Services-1.0%
8,400	Thermo Fisher Scientific, Inc.	1,474,452

Machinery-1.5%
10,200	Alstom SA	365,684
693,650	CRRC Corp., Ltd.-Class H	619,870
7,200	Snap-on, Inc.	1,110,240
		2,095,794

Media-2.7%
31,000	Comcast Corp.-Class A	1,253,950
202,737	NOS SGPS SA	1,291,201
44,000	Twenty-First Century Fox, Inc.-Class A	1,280,400
		3,825,551

Metals & Mining-1.9%
32,000	ArcelorMittal-NY Registered (b)	837,120
10,500	Randgold Resources, Ltd.-ADR	975,870
204,000	Sandfire Resources NL	944,928
		2,757,918

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
July 31, 2017 (Unaudited)

Multi-Utilities-1.9%
19,500	CMS Energy Corp.	901,680
79,000	Veolia Environnement SA	1,782,028
		2,683,708

Multiline Retail-0.5%
9,500	Dollar General Corp.	714,020

Oil, Gas & Consumable Fuels-5.7%
15,800	Andeavor	1,572,574
12,000	Apache Corp.	593,760
31,000	BP PLC-SP ADR	1,089,340
31,000	Enbridge, Inc.	1,285,260
7,300	EOG Resources, Inc.	694,522
76,500	Kinder Morgan, Inc.	1,562,895
7,500	Marathon Petroleum Corp.	419,925
31,900	SemGroup Corp.-Class A	862,895
		8,081,171

Paper & Forest Products-2.0%
105,000	Stora Enso OYJ-R Shares	1,404,579
47,300	Svenska Cellulosa AB SCA-B Shares	391,638
37,000	UPM-Kymmene OYJ	1,007,852
		2,804,069

Pharmaceuticals-1.7%
18,000	Novartis AG-SP ADR	1,533,600
25,000	Pfizer, Inc.	829,000
		2,362,600

Real Estate Management & Development-1.1%
8,400	Alexander & Baldwin, Inc.	352,212
54,500	Mitsui Fudosan Co., Ltd.	1,252,939
		1,605,151

Road & Rail-2.2%
8,700	Canadian Pacific Railway, Ltd.	1,360,419
755,000	Cosan Logistica SA (b)	1,820,706
		3,181,125

Semiconductors & Semiconductor Equipment-4.4%
35,000	Applied Materials, Inc.	1,550,850
7,200	Broadcom, Ltd.	1,775,952
44,100	Intel Corp.	1,564,227
21,800	SK Hynix, Inc.	1,285,733
		6,176,762

Software-1.0%
7,467	Dell Technologies, Inc.-VMware, Inc.-Class V (b)	479,904
12,500	Microsoft Corp.	908,750
		1,388,654

Specialty Retail-1.0%
4,800	The Home Depot, Inc.	718,080
10,000	TJX Cos., Inc.	703,100
		1,421,180

Technology Hardware, Storage & Peripherals-3.0%
17,700	Apple, Inc.	2,632,521
425	Samsung Electronics Co., Ltd.	915,285
8,500	Western Digital Corp.	723,520
		4,271,326

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
July 31, 2017 (Unaudited)

Textiles, Apparel & Luxury Goods-1.3%
16,400	Carter’s, Inc.	1,422,372
103,989	Samsonite International SA	436,017
		1,858,389

Transportation Infrastructure-0.4%
116,634	CCR SA	638,834

Wireless Telecommunication Services-1.0%
482,000	Vodafone Group PLC	1,411,811
	Total Common Stocks (Cost $116,049,437)	138,895,466

Equity-Linked Structured Notes-0.5%

Electric Utilities-0.5%
39,330	SSE PLC-Morgan Stanley BV	715,446
	Total Equity-Linked Structured Notes (Cost $753,136)	715,446

Exchange-Traded Funds-0.5%
10,000	SPDR S&P Biotech ETF	781,700
	Total Exchange-Traded Funds (Cost $649,353)	781,700

Principal Amount

Short-Term Investments-0.8%
$1,107,000	State Street Eurodollar Time Deposit, 0.12%	1,107,000
	Total Short-Term Investments (Cost $1,107,000)	1,107,000
Total Investments (Cost $118,558,926) (c) - 99.9%		141,499,612
Other Assets in Excess of Liabilities-0.1%		150,261
TOTAL NET ASSETS 100.0%		$141,649,873

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.2% of the Fund’s net assets.

(b) Non-income producing security.

(c) See Note 2B for the cost of investments for federal tax purposes.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

OYJ-Osakeyhtio is the Finnish equivalent of a limited company.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

The accompanying notes are an integral part of these financial statements.

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

July 31, 2017 (Unaudited)

1. Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is to seek high current dividend income, more than 50% of which qualifies for the reduced Federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services - Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Fund are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s NAV is calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and over-the-counter derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAV may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Fund may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Fund, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

In accordance with FASB ASC, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 -	Unadjusted quoted prices in active markets for identical investments.

Level 2 -	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under ASC 820.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2017:

	Valuation Inputs
Investments in Securities at Value *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$138,895,466	$—	$—	$138,895,466
Equity-Linked Structured Notes	—	715,446	—	715,446
Exchange-Traded Funds	781,700	—	—	781,700
Short-Term Investments	—	1,107,000	—	1,107,000
Total	$139,677,166	$1,822,446	$—	$141,499,612

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	$—	$(106,615)	$—	$(106,615)
Total	$—	$(106,615)	$—	$(106,615)

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2017, there were no transfers between Level 1, Level 2 and Level 3. The Fund recognizes transfers as of the beginning of the period.

B. Federal and Other Income Taxes:

It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake procedural steps to claim the benefits of such treaties. Where available, the Fund will file refund claims for foreign taxes withheld.

As of July 31, 2017, net unrealized appreciation/(depreciation) of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
$ 118,558,926	$ 25,616,491	$ (2,675,805)	$ 22,940,686

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders:

The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets).

Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Foreign Currency Translation Transactions:

The Fund may invest in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The Fund does not isolate the portion of each portfolio invested in foreign securities of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translations gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Options:

The Fund may engage in option transactions and in doing so achieve similar objectives to what they would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities. The Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities in the Fund’s portfolio.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively. There were no options contracts held as of July 31, 2017.

H. Forward Currency Contracts:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund’s forward contracts are not subject to a master netting agreement or similar agreement.

The following forward currency contracts were held as of July 31, 2017:

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Depreciation
Contracts Sold:
Euro	State Street Bank and Trust Company	12/07/17	2,000,000	EUR	$2,277,320	$2,383,935	$(106,615)
						$2,383,935	$(106,615)

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2017

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	September 25, 2017